Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
3.
FAIR VALUE MEASUREMENTS

Accounting Standards Codification 820, Fair Value Measurements and Disclosures, provides a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value, as follows: Level 1, which refers to securities valued using unadjusted quoted prices from active markets for identical assets; Level 2, which refers to securities not traded on an active market but for which observable market inputs are readily available; and Level 3, which refers to securities valued based on significant unobservable inputs. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Plan’s policy is to recognize significant transfers between levels at the actual date of the event or change in circumstances that caused the transfer at the end of the reporting period.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the determination of which category within the fair value hierarchy is appropriate for any given investment is based on the lowest level of input that is significant to the fair value measurement. The Plan’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

The following is a description of the valuation methodologies used for Plan assets measured at fair value.

Berkshire B ESOP Fund – Valued at the closing price reported on the active market on which Berkshire Common Stock is traded.

Berkshire B Unitized Stock Fund – Represents a unitized employer stock fund comprised of underlying Berkshire Common Stock and a money market component. A unitized fund is not a registered security. The value of the unit reflects the combined market value of the underlying stock and market value of the money market position. The market value of the common stock portion of the Berkshire B Unitized Stock Fund is based on the closing market price of the Berkshire Common Stock on the New York Stock Exchange multiplied by the number of shares held in the fund. The carrying amount of the money market component approximates fair value.

Mutual Funds – Valued at the daily closing price as reported on the active market on which the individual securities are traded. These funds are required to publish their daily net asset value and to transact at that price.

Collective Trust Funds – At December 31, 2025, this consists of the Managed Income Portfolio Class 2 and the Fidelity Growth Company Commingled Pool A, which are collective trust funds sponsored by Fidelity. The fair value of the collective trusts are measured at net asset value per share as reported by the fund manager. The net asset value is used as a practical expedient to estimate fair value. The redemption frequency is daily and there are no restrictions or notice period required. The Plan had no outstanding funding commitments to the collective trust fund as of December 31, 2025 and 2024.

Invested assets, measured at fair value in the financial statements, are summarized below as of December 31, 2025 and 2024 with fair values shown according to the fair value hierarchy. Notes receivable from participants and the Loan payable to Gen Re are not reported at fair value. Investments measured at net asset value as a practical expedient are not required to be classified according to the fair value hierarchy. Net asset value investments are included to permit reconciliation to the statement of net assets available for benefits.

	2025 Total	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Berkshire B ESOP Fund - Stock	$615,234,016	$615,234,016	$—	$—
Berkshire B Unitized Stock Fund - Stock	91,803,493	91,803,493	—	—
Berkshire B Unitized Stock Fund - Money Market	1,196,695	1,196,695	—	—
Mutual Funds	724,189,799	724,189,799	—	—
Total assets in the fair value hierarchy	1,432,424,003	$1,432,424,003	$—	$—
Collective Trust Fund Investments measured at net asset value per share	263,744,775

Total Investments	$1,696,168,778

	2024 Total	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Berkshire B ESOP Fund - Stock	$615,066,467	$615,066,467	$—	$—
Berkshire B Unitized Stock Fund - Stock	93,892,872	93,892,872	—	—
Berkshire B Unitized Stock Fund - Money Market	1,209,013	—	1,209,013	—
Mutual Funds	672,713,976	672,713,976	—	—
Total assets in the fair value hierarchy	1,382,882,328	$1,381,673,315	$1,209,013	$—
Collective Trust Fund Investments measured at net asset value per share	238,709,678

Total Investments	$1,621,592,006